MAIN ACCOUNTING PRACTICES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OTHER CURRENT ASSETS	$ 1,025,195	$ 1,025,195	$ 1,025,195
Total Current Assets	1,402,022	1,412,114
Total Non-Current Assets	588,368	760,185
Total Current Liabilities	8,783,458	6,992,147
Total Non-Current Liabilities	0	53,358
Capital stock	1,012,492	1,012,492
Accumulated Losses	(8,154,348)	(7,061,973)
Cumulative translation adjustment (CTA)	348,788	1,176,275
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,990,390	2,172,299
Adjustment [Member]
Other Assets		1,025,195
Total Current Assets		1,025,195
OTHER NON-CURRENT ASSETS		0
Intangible assets		2,191,433
Total Non-Current Assets		2,191,433
TOTAL ASSETS		(1,166,238)
Total Current Liabilities		0
Total Non-Current Liabilities		0
Capital stock		0
Accumulated Losses		(1,166,238)
Cumulative translation adjustment (CTA)		0
Negative Total Shareholders' Equity		(1,166,238)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		1,166,238
Prior [Member]
OTHER CURRENT ASSETS		386,919
Total Current Assets		386,919
OTHER NON-CURRENT ASSETS		248,173
Intangible assets		2,703,445
Total Non-Current Assets		2,951,618
TOTAL ASSETS		3,338,537
Total Current Liabilities		6,992,147
Total Non-Current Liabilities		53,358
Capital stock		1,012,492
Accumulated Losses		(5,895,736)
Cumulative translation adjustment (CTA)		1,176,275
Negative Total Shareholders' Equity		(3,706,969)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		3,338,537
Restated [Member]
OTHER CURRENT ASSETS		386,477
Other Assets		1,025,195
Total Current Assets		1,411,672
OTHER NON-CURRENT ASSETS		76,356
Intangible assets		512,012
Total Non-Current Assets		588,368
TOTAL ASSETS		2,000,040
Total Current Liabilities		7,661,321
Total Non-Current Liabilities		0
Capital stock		1,012,492
Accumulated Losses		(6,502,144)
Cumulative translation adjustment (CTA)		(171,630)
Negative Total Shareholders' Equity		(5,661,281)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 2,000,040